ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued welfare benefits	$ 196,455	$ 167,290
Accrued payroll and bonus	5,719,423	4,126,279
Advance from customers	793,565	1,149,073
Accrued professional service fees	3,663,273	2,351,363
Accrued marketing expense	5,545,844	6,393,334
Other tax payables		2,148,117
Acquisition payable		2,880,600
Others	661,791	8,667
Total accrued expenses and other current liabilities	$ 16,580,351	$ 19,224,723